Tradr 2X Long MDB Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$3,900,977
TOTAL NET ASSETS — 100.0%	$3,900,977

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	MONGODB, Inc.	Receive	5.4% (OBFR01* + 175bps)	At Maturity	9/23/2026	$5,369,379	$-	$3,175,757
TOTAL EQUITY SWAP CONTRACTS								$3,175,757

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.